UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               April 30th


Item #1.  Reports to Stockholders.

                         SATUIT CAPITAL MICRO CAP FUND
                           Fund Expenses (Unaudited)

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
CLASS A                      Beginning Account           Ending Account         Expenses Paid During
                                   Value                     Value                    Period*
                              November 1, 2005           April 30, 2006       November 1, 2005 through
                                                                                   April 30, 2006
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,139.68                   $10.35
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,015.25                   $ 9.74
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

-------------------------------------------------------------------------------------------------------
CLASS C                      Beginning Account           Ending Account         Expenses Paid During
                                   Value                     Value                    Period*
                              November 1, 2005           April 30, 2006       November 1, 2005 through
                                                                                   April 30, 2006
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,134.31                   $14.29
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,011.50                   $13.47
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                         Satuit Capital Micro Cap Fund
                Portfolio Holdings, by Sector, as Percentage of Net Assets
                          as of 4/30/2006 (unaudited)

                                    [CHART]

                                    Percentage of
                                      Net Assets
                                    -------------
Aerospace/Defense                       1.07%
Building/Construction                   1.45%
Chemicals                               1.13%
Consumer                                2.55%
Electronic/Equipment                    3.72%
Energy                                  9.21%
Entertainment                           3.36%
Financial                              10.94%
Healthcare                             12.26%
Human Resources                         1.13%
Internet                                4.47%
Manufacturing                           4.38%
Metal Processor                         1.19%
Oil & Gas                               6.65%
Repurchase agreement                    0.77%
Retail                                  2.23%
Semi-Conductors                         4.94%
Tech                                   13.10%
Telecommunications                      8.03%
Transportation                          6.16%
Other assets, net of liabilities        1.26%

                                Industry Sector

                         SATUIT CAPITAL MICRO CAP FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                April 30, 2006
                                  (Unaudited)

        Number                                                  Market
        of Shares Security Description                          Value
        --------- --------------------                        ----------

                  COMMON STOCKS:                       97.97%

                  AEROSPACE/DEFENSE:                    1.07%
         28,400   Allied Defense Group*                       $  650,644
                                                              ----------

                  BUILDING/CONSTRUCTION:                1.45%
         31,700   Sterling Construction Company, Inc.*           879,675
                                                              ----------

                  CHEMICALS:                            1.13%
         78,700   Landec Corporation*+                           687,838
                                                              ----------

                  CONSUMER:                             2.55%
         56,200   Comfort Systems USA, Inc.+                     857,612
         58,000   MAC-Gray Corp.*+                               690,200
                                                              ----------
                                                               1,547,812
                                                              ----------

                  ELECTRONIC/EQUIPMENT:                 3.72%
         70,700   Comtech Group, Inc.*                           916,272
         36,500   Directed Electronics, Inc.*                    596,775
         18,600   NetLogic Microsystems, Inc.*                   749,022
                                                              ----------
                                                               2,262,069
                                                              ----------

                  ENERGY:                               9.21%
         13,500   Atlas America Inc.*                            681,750
         13,950   Core Laboratories N.V.                         855,050
         21,800   Dawson Geophysical Co.*                        632,200
         10,600   Dril-Quip Inc.*+                               762,988
         58,900   ENGlobal Corporation*                          603,725
         27,000   Gulf Island Fabrication Inc.                   657,720
         38,100   Pioneer Drilling Co.*                          617,601
         12,000   United Industrial Corp.                        788,400
                                                              ----------
                                                               5,599,434
                                                              ----------

                  ENTERTAINMENT:                        3.36%
         74,000   New Frontier Media, Inc.*                      669,700
         68,400   Radica Games Ltd                               731,880
         48,700   The Sands Regent*                              642,840
                                                              ----------
                                                               2,044,420
                                                              ----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    FINANCIAL:                      10.94%
            68,800  Amcomp, Inc.*                          $  653,600
            40,000  Cardinal Financial Corp.                  472,800
            37,900  CNA Surety Corp*                          681,821
            27,390  Columbia Bancorp                          609,427
           185,000  Corillian Corp.*                          636,400
            16,800  FPIC Insurance Group, Inc.*               671,160
            94,700  Meadowbrook Insurance Group               677,105
            17,600  Sandy Spring Bancorp Inc.                 624,624
            15,015  SCBT Financial Corp                       517,417
            31,566  Washington Banking Co.                    583,655
            28,500  Wilshire Bancorp Inc.+                    519,840
                                                           ----------
                                                            6,647,849
                                                           ----------

                    HEALTHCARE:                     12.26%
            45,400  Alnylam Pharmaceuticals, Inc.*            699,160
            91,100  Biosphere Medical Inc.*                   690,538
           101,800  Caliper Life Science*                     619,962
            36,800  Emageon, Inc.*                            653,200
            69,200  Five Star Quality Care, Inc.*             712,760
            25,300  Medical Action Industries Inc.*           605,176
           182,578  Microtek Medical Holdings*+               681,016
            38,300  Noven Pharmaceuticals, Inc.*              723,870
            41,700  Optimal Group, Inc.*                      641,763
            37,200  Res-Care Inc.*                            763,716
            19,800  Vital Images Inc.*                        661,914
                                                           ----------
                                                            7,453,075
                                                           ----------

                    HUMAN RESOURCES:                 1.13%
            24,300  CDI Corp                                  688,905
                                                           ----------

                    INTERNET:                        4.47%
            73,905  Interwoven, Inc.*                         750,136
            48,900  Online Resources, Corp.*                  634,233
            57,700  Stellent, Inc.                            739,137
            52,300  Website Pros, Inc.*                       596,220
                                                           ----------
                                                            2,719,726
                                                           ----------

                    MANUFACTURING:                   4.38%
            16,600  Diodes, Inc.*                             676,284
            34,500  Hooker Furniture Corp.                    644,460
            11,200  Lufkin Industries Inc.                    717,472
            33,400  Mity Enterprises Inc.*                    622,910
                                                           ----------
                                                            2,661,126
                                                           ----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    METAL PROCESSOR:                 1.19%
            18,900  Dynamic Materials Co.                  $  721,791
                                                           ----------

                    OIL & GAS:                       6.65%
            22,700  GulfMark Offshore, Inc.*                  621,980
            24,600  Natco Group, Inc. - A*+                   727,422
            52,600  StealthGas, Inc.                          710,100
            20,200  Superior Well Services, Inc.              653,268
            20,000  Trico Marine Services, Inc.*              668,000
            41,800  Union Drilling, Inc.*                     658,768
                                                           ----------
                                                            4,039,538
                                                           ----------

                    RETAIL:                          2.23%
            28,410  Golf Galaxy, Inc.*                        735,819
            26,600  Ruth's Chris Steak House, Inc.*           621,110
                                                           ----------
                                                            1,356,929
                                                           ----------

                    SEMI-CONDUCTORS:                 4.94%
           127,800  Catalyst Semiconductor Inc.*              613,440
            88,500  MIPS Technologies, Inc.*                  655,785
            39,900  Rudolph Technologies, Inc.*               661,542
            54,700  Semitool, Inc.*+                          508,163
            34,300  Volterra Semiconductor Corp.*             563,549
                                                           ----------
                                                            3,002,479
                                                           ----------

                    TECH:                           13.10%
            72,500  24/7 Real Media, Inc.*                    733,700
             5,280  AudioCodes Ltd.*                          719,136
            53,200  Digi International Inc.*                  672,980
            36,500  EMS Technologies, Inc.*                   700,800
            38,000  i2 Technologies, Inc.*                    665,380
            98,300  LivePerson, Inc.*                         675,321
           190,600  Mindspeed Technologies, Inc.*             663,288
            15,800  Neurometrix, Inc.*                        595,976
            46,000  PLX Technology, Inc.*                     610,420
            42,100  Radyne Corp.*+                            643,709
            34,700  Tessco Technologies, Inc.*                676,647
            34,800  Universal Electronics, Inc.*+             602,736
                                                           ----------
                                                            7,960,093
                                                           ----------

     Number                                                       Market
     of Shares Security Description                               Value
     --------- --------------------                             -----------

               TELECOMMUNICATIONS:                        8.03%
       60,700  EFJ, Inc.*                                       $   620,354
       30,500  Essex Corp*                                          650,565
       30,100  ICT Group, Inc.*                                     722,400
       74,500  Smith Micro Software Inc.*                           925,290
       24,100  Superior Essex Inc.*                                 673,836
      207,400  Tut Systems Inc.*                                    620,126
       28,500  Witness Systems Inc.*                                665,475
                                                                -----------
                                                                  4,878,046
                                                                -----------

               TRANSPORTATION:                            6.16%
       21,200  A.S.V. INC.*                                         530,000
       18,400  K-sea Transporation Partners L.P.+                   616,400
       22,400  Martin Midstream Partners L.P.                       693,056
       39,080  Providence & Worcester Railroad Co.                  654,590
       19,800  Teekay LNG Partners L.P.                             613,800
       27,300  US Shipping Partners L.P.+                           637,455
                                                                -----------
                                                                  3,745,301
                                                                -----------
               Total Common Stocks:
               (Cost $51,881,081)                                59,546,750
                                                                -----------
     Par
     Value
     ---------

               SHORT TERM INVESTMENTS:

               REPURCHASE AGREEMENT
     $456,816  (Bear Stearns Repurchase agreement
               2.4375% due 5/1/06, dated 4/28/06,
               collateralized by United States Treasury
               Bonds stripped of the coupon payments,
               due 5/15/16, (valued at $470,824;
               cost $456,816))                            0.75%     456,816
                                                                -----------

               TOTAL INVESTMENTS:
               (Cost: $52,337,897)                       98.72% $60,003,566
               Other assets, net of liabilities           1.28%     781,792
                                                        ------  -----------

               NET ASSETS                               100.00% $60,785,358
                                                        ======  ===========

*  Non-income producing
+ A portion of the shares held are on loan at April 30, 2006 as part of the Fund's security lending program. Total Market Value of loaned securities at April 30, 2006 was $456,816. (see Note 4).

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $52,351,905) (Note 1)                                 $60,003,566
 Cash and cash equivalents (Note 4)                                                               3,357,630
 Interest receivable                                                                                  6,652
 Dividends receivable                                                                                12,993
 Receivable for capital stock sold                                                                1,061,710
 Prepaid expenses                                                                                    58,673
                                                                                                -----------
     TOTAL ASSETS                                                                                64,501,224
                                                                                                -----------

LIABILITIES
 Payable for collateral on loaned securities (Note 4)                                               456,816
 Payable for capital stock redeemed                                                                  18,787
 Payable for securities purchased                                                                 3,222,165
 Accrued 12b-1 fees and shareholder servicing fee                                                     1,344
 Other Accrued Expenses                                                                              16,754
                                                                                                -----------
     TOTAL LIABILITIES                                                                            3,715,866
                                                                                                -----------

 Net Assets                                                                                     $60,785,358
                                                                                                ===========

NET ASSETS CONSIST OF:
 Paid in capital applicable to 2,279,171 shares of $.01 par value shares of beneficial interest
   outstanding; 1,000,000 shares authorized                                                     $51,287,743
 Undistributed net investment income (loss)                                                        (190,486)
 Accumulated net realized gain (loss) on investments                                              2,022,432
 Net unrealized appreciation (depreciation) of investments                                        7,665,669
                                                                                                -----------
 Net Assets                                                                                     $60,785,358
                                                                                                ===========

NET ASSET VALUE PER SHARE
Class A Shares
($59,169,473 / 2,217,842 shares outstanding) (Note 5)                                           $     26.68
                                                                                                ===========
Maximum offering price per share ($26.68 x 100 / 94.25)                                         $     28.31
                                                                                                ===========
Class C Shares
($1,615,885 / 61,329 shares outstanding) (Note 5)                                               $     26.35
                                                                                                ===========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

Six months ended April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Income
   Dividend                                                        $ 63,152
   Interest                                                          56,722
   Income from securities loaned--net                                20,877
                                                                   --------
     Total investment income                                                $  140,751
                                                                            ----------

EXPENSES
 Investment advisory fees (Note 2)                                 $209,619
 Rule 12b-1 and distribution fees
   Class A                                                           40,820
   Class C                                                            4,424
 Accounting fees                                                      8,383
 Administrative services                                             16,767
 Custody fees                                                        13,092
 Registration fees                                                   14,044
 Transfer agent fees                                                 25,150
 Supermarket fees                                                    25,150
 Professional fees                                                   24,104
 Shareholder services                                                14,579
 Miscellaneous                                                       18,348
 Chief Compliance Officer                                             5,649
 Trustee fees                                                         4,165
                                                                   --------
   Total expenses                                                              424,294
 Advisor fee waiver (Note 2)                                                   (93,057)
                                                                            ----------
 Net expenses                                                                  331,237
                                                                            ----------
 Net investment income (loss)                                                 (190,486)
                                                                            ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                                     2,022,432
 Change in net unrealized appreciation/depreciation on investments           4,362,174
                                                                            ----------
 Net realized and unrealized gain (loss) on investments                      6,384,606
                                                                            ----------
 Increase (decrease) in net assets from operations                          $6,194,120
                                                                            ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                    April 30, 2006     Year ended
                                                                     (Unaudited)    October 31, 2005
                                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $  (190,486)     $  (242,749)
 Net realized gain on investments                                      2,022,432        2,023,671
 Change in net unrealized appreciation/depreciation on
   investments                                                         4,362,174        1,009,559
                                                                     -----------      -----------
 Increase in net assets from operations                                6,194,120        2,790,481
                                                                     -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                            (1,950,542)        (692,523)
   C Class                                                               (53,591)          (6,388)
                                                                     -----------      -----------
 Decrease in net assets from distributions                            (2,004,133)        (698,911)
                                                                     -----------      -----------

CAPITAL SHARE TRANSACTIONS (Note 7)
 Shares sold
   A Class                                                            35,778,466        5,985,012
   C Class                                                               927,128          458,202
 Distributions reinvested
   A Class                                                             1,899,828          673,976
   C Class                                                                53,591            6,333
 Shares redeemed
   A Class                                                            (2,253,500)      (5,626,299)
   C Class                                                               (36,028)         (44,668)
                                                                     -----------      -----------
 Increase (decrease) in net assets from capital share transactions    36,369,485        1,452,556
                                                                     -----------      -----------

NET ASSETS
 Increase during period                                               40,559,472        3,544,126
 Beginning of period                                                  20,225,886       16,681,760
                                                                     -----------      -----------
 End of period                                                       $60,785,358      $20,225,886
                                                                     ===========      ===========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    Class A Shares
                                    -------------------------------------------------------------------------
                                      Six months
                                        ended       Year ended  Year ended  Year ended  Year ended  Period ended
                                    April 30, 2006  October 31, October 31, October 31, October 31, October 31,
                                     (Unaudited)       2005        2004        2003        2002        2001*
                                    --------------  ----------- ----------- ----------- ----------- ------------
Net asset value, beginning of
 period                                $ 23.41        $ 20.63     $ 18.69     $ 11.67     $ 12.42     $ 10.00
                                       -------        -------     -------     -------     -------     -------
Investment activities
  Net investment income (loss)           (0.08)         (0.28)      (0.34)      (0.34)      (0.28)      (0.22)
  Net realized and unrealized
   gain (loss) on investments          $  5.50        $  3.90     $  2.57     $  7.36     $ (0.47)    $  2.64
                                       -------        -------     -------     -------     -------     -------
  Total from investment
   activities                             5.42           3.62        2.23        7.02       (0.75)       2.42
                                       -------        -------     -------     -------     -------     -------
Distributions
  Net realized gain                      (2.15)         (0.84)      (0.29)         --          --          --
                                       -------        -------     -------     -------     -------     -------
Net asset value, end of period         $ 26.68        $ 23.41     $ 20.63     $ 18.69     $ 11.67     $ 12.42
                                       =======        =======     =======     =======     =======     =======
Ratios/Supplemental Data
Total Return                             24.47%         17.81%      10.69%      60.15%      (6.04%)     24.20%
                                       =======        =======     =======     =======     =======     =======
Ratio to average net assets
  Expenses                                2.51%***       2.85%       3.10%       4.04%       4.99%      36.16%***
  Expenses, net of
   reimbursements and fee
   waivers (Note 2)                       1.95%***       1.95%       2.54%       2.80%       2.80%       1.65%***
  Net investment loss,
   excluding reimbursements
   and fee waivers                       (0.83%)***     (2.21%)     (2.93%)     (3.61%)     (4.36%)    (35.66%)***
  Net investment loss                    (0.27%)***     (1.31%)     (2.36%)     (2.37%)     (2.17%)     (1.14%)***
Portfolio turnover rate                  68.41%        183.57%     147.71%     122.31%     157.83%     100.09%
Net assets, end of period (000's)      $59,177        $19,664     $16,588     $ 8,628     $ 4,461     $   456

                                                  Class C Shares
                                    -------------------------------------
                                      Six months
                                        ended       Year ended  Period ended
                                    April 30, 2006  October 31, October 31,
                                     (Unaudited)       2005        2004**
                                    --------------  ----------- ------------
Net asset value, beginning of
 period                                 $23.23        $ 20.64     $ 20.74
                                        ------        -------     -------
Investment activities
  Net investment income (loss)           (0.14)         (0.33)      (0.21)
  Net realized and unrealized gain
   (loss) on investments                $ 5.41        $  3.75     $  0.11
                                        ------        -------     -------
  Total from investment
   activities                             5.27           3.42       (0.10)
                                        ------        -------     -------
Distributions
  Net realized gain                      (2.15)         (0.83)         --
                                        ------        -------     -------
Net asset value, end of period          $26.35        $ 23.23     $ 20.64
                                        ======        =======     =======
Ratios/Supplemental Data
Total Return                             23.99%         16.26%      (0.48%)
                                        ======        =======     =======
Ratio to average net assets
  Expenses                                3.26%***       3.60%       4.06%***
  Expenses, net of
   reimbursements and fee
   waivers (Note 2)                       2.70%***       2.70%       2.99%***
  Net investment loss,
   excluding reimbursements
   and fee waivers                       (1.20%)***     (2.96%)     (4.60%)***
  Net investment loss                    (0.70%)***     (2.06%)     (3.53%)***
Portfolio turnover rate                  68.41%        183.57%     147.71%
Net assets, end of period (000's)       $1,616        $   562     $    93

* Commencement of operation of Class A shares was December 12, 2000. ** Commencement of operation of Class C shares was April 21, 2004. ***Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees.

      Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      Reclassifications of Capital Accounts. Accounting Principles generally accepted in the United States of America require that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or the net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net through October 31, 2007. For the six months ended April 30, 2006, the Advisor earned fees of $209,619, of which $93,057 were waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended April 30, 2006, there were $40,820 of 12b-1 fees incurred by Class A shares.

      The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to .25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended April 30, 2006, there were $4,424 of distribution and servicing fees incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2006 was $340,687, and expire as follows:

                           2003 $ 67,895 Expires 2006
                           2004   43,313 Expires 2007
                           2005  136,422 Expires 2008
                           2006   93,057 Expires 2009
                                --------
                                $340,687
                                ========

      Certain officers and/or interested Trustees of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2006 aggregated $59,297,831 and $22,638,267, respectively.

NOTE 4 - SECURITIES LENDING

      The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender--Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At April 30, 2006, securities valued at $456,817 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement with Bear Sterns, dated April 28, 2006, due May 1, 2006, with an interest rate of 2.4375% and a price of $456,817. On April 30, 2006, the overnight purchase agreement was valued at $470,824. Income from securities lending amounted to $20,877 for the six months ended April 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - REDEMPTIONS

      Certain redemptions of Fund shares are subject to a 2% contingent deferred sales charge if shares are redeemed within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 was as follows:

                                             Six months ended
                                              April 30, 2006     Year ended
                                               (Unaudited)    October 31, 2005
                                             ---------------- ----------------
  Distributions from long-term capital gains    $2,004,133        $698,911
                                                ==========        ========

      Cost for Federal Income tax purpose is $52,337,897 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $8,357,393
                   Gross unrealized depreciation   (691,724)
                                                 ----------
                   Net unrealized appreciation   $7,665,669
                                                 ==========

NOTE 7 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                                Class A Shares       Class C Shares
                            ----------------------  ----------------
                               Six months ended     Six months ended
                                April 30, 2006       April 30, 2006
                                  (Unaudited)          (Unaudited)
                            ----------------------  ----------------
                              Shares      Value     Shares    Value
                            ---------  -----------  ------  --------
          Shares sold       1,384,730  $35,778,466  36,258  $927,128
          Shares reinvested    81,713    1,899,828   2,329    53,591
          Shares redeemed     (88,431)  (2,253,500) (1,427)  (36,028)
                            ---------  -----------  ------  --------
          Net increase      1,378,012  $35,424,794  37,160  $944,691
                            =========  ===========  ======  ========

                                 Class A Shares      Class C Shares
                             ---------------------  ----------------
                                   Year ended          Year ended
                                October 31, 2005    October 31, 2005
                             ---------------------  ----------------
                              Shares      Value     Shares    Value
                             --------  -----------  ------  --------
           Shares sold        275,244  $ 5,985,013  21,386  $458,201
           Shares reinvested   30,510      673,976     288     6,333
           Shares redeemed   (270,123)  (5,626,299) (2,030)  (44,668)
                             --------  -----------  ------  --------
           Net increase        35,631  $ 1,032,690  19,644  $419,866
                             ========  ===========  ======  ========

SATUIT CAPITAL MICRO CAP FUND
SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

ADVISORY CONTRACT APPROVAL

      At its meeting held on December 22, 2005, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved an investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Fund, and Satuit Capital Management, LLC (the "Advisor") for a one-year term. In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Trustees used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees considered many factors, including the following:

      The nature, extent and quality of services to be provided by the Advisor. The Trustees reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Trustees received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Trustees considered the Advisor's research capabilities as well as other resources available to the Advisor. The Trustees also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Trustees considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      Investment performance of the Fund and the Advisor. On the basis of the Trustees' review of the Fund's performance history, and the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Trustees concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

      The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Trustees therefore concluded that they were satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the term of the Advisory Agreement and that this issue could be revisited at any time that economies of scale materialized.

      Other considerations. The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund, which have resulted in the Advisor waiving a substantial amount of advisory fees for the benefit of shareholders.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the Advisory Agreement for a term of one year.

Investment Adviser:

   Satuit Capital Management, LLC.
     2807 Gaston Gate
     Mt. Pleasant, SC 29466

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Service at
 (800) 567-4030 Toll Free. Fund information is also available online at www.satuitcapital.com.

[LOGO]

                      Semi-Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                           For the Six Months Ended
                                April 30, 2006
                                  (Unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Satuit Capital Management Trust

By: /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Financial Officer

Date:  July 5, 2006